Employee Future Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Future Benefits	EMPLOYEE FUTURE BENEFITS

For defined benefit pension and OPEB plans, the benefit obligation and fair value of plan assets are measured as at December 31.

For the Corporation's Canadian and Caribbean subsidiaries, actuarial valuations to determine funding contributions for pension plans are required at least every three years. The most recent valuations were as of December 31, 2016 for FortisBC Electric and FortisBC Energy (plans covering unionized employees); December 31, 2017 for Newfoundland Power, FortisAlberta, FortisOntario and the Corporation; December 31, 2018 for FortisBC Energy (plan covering non-unionized employees); and December 31, 2019 for Caribbean Utilities.

ITC, UNS Energy and Central Hudson perform annual actuarial valuations as their funding requirements are based on maintaining minimum annual targets, all of which have been met.

The Corporation's investment policy is to ensure that the defined benefit pension and OPEB plan assets, together with expected contributions, are invested in a prudent and cost-effective manner to optimally meet the liabilities of the plans. The investment objective is to maximize returns in order to manage the funded status of the plans and minimize the Corporation's cost over the long term, as measured by both cash contributions and recognized expense.

Allocation of Plan Assets as at December 31

	2019 Target Allocation
(weighted average %)		2019	2018
Equities	46	47	45
Fixed income	47	46	47
Real estate	6	6	7
Cash and other	1	1	1
	100	100	100

Fair Value of Plan Assets as at December 31

(in millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
2019
Equities	$622	$1,050	$—	$1,672
Fixed income	171	1,445	—	1,616
Real estate	—	16	207	223
Private equities	—	—	22	22
Cash and other	8	10	—	18
	$801	$2,521	$229	$3,551
2018
Equities	$508	$885	$—	$1,393
Fixed income	144	1,338	—	1,482
Real estate	—	14	190	204
Private equities	—	—	25	25
Cash and other	8	11	—	19
	$660	$2,248	$215	$3,123

(1)	Refer to Note 28 for a description of the fair value hierarchy.

The following table reconciles the changes in the fair value of plan assets that have been measured using Level 3 inputs.

(in millions)	2019	2018
Balance, beginning of year	$215	$190
Return on plan assets	19	15
Foreign currency translation	(2)	3
Purchases, sales and settlements	(3)	7
Balance, end of year	$229	$215

Funded Status	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2019	2018	2019	2018
Change in benefit obligation (1)
Balance, beginning of year	$3,207	$3,215	$655	$665
Service costs	77	84	27	31
Employee contributions	16	16	2	2
Interest costs	124	114	25	23
Benefits paid	(144)	(145)	(27)	(26)
Actuarial losses (gains)	439	(217)	46	(69)
Past service costs (credits)/plan amendments	1	(1)	4	(3)
Foreign currency translation	(88)	141	(20)	32
Balance, end of year (2) (3)	$3,632	$3,207	$712	$655

Change in value of plan assets
Balance, beginning of year	$2,830	$2,841	$293	$277
Actual return on plan assets	523	(93)	62	(13)
Benefits paid	(138)	(137)	(27)	(26)
Employee contributions	18	16	2	2
Employer contributions	53	79	28	29
Foreign currency translation	(78)	124	(15)	24
Balance, end of year (4)	$3,208	$2,830	$343	$293

Funded status	$(424)	$(377)	$(369)	$(362)

Balance sheet presentation
Long-term assets (Note 10)	$46	$26	$17	$1
Current liabilities (Note 14)	(12)	(12)	(12)	(13)
Long-term liabilities (Note 17)	(458)	(391)	(374)	(350)
	$(424)	$(377)	$(369)	$(362)

(1)	Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.

(2)	The accumulated benefit obligation, which excludes assumptions about future salary levels, for defined benefit pension plans was $3,352 million (2018 - $2,936 million).

(3)	The increases in the defined benefit pension and OPEB obligations were driven by the decrease in discount rates due to lower interest rates.

(4)	The increases in the defined benefit pension and OPEB plan assets were driven by favourable market returns, largely related to the performance of equity investments during the year.

For those defined benefit pension plans for which the projected benefit obligation exceeded the fair value of plan assets as at December 31, 2019, the obligation was $2,971 million compared to plan assets of $2,511 million, respectively (December 31, 2018 - $2,600 million and $2,207 million, respectively).

For those defined benefit pension plans for which the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2019, the obligation was $2,752 million compared to plan assets of $2,478 million, respectively (December 31, 2018 - $2,185 million and $1,940 million, respectively).

For those OPEB plans for which the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2019, the obligation was $537 million compared to plan assets of $151 million, respectively (December 31, 2018 - $486 million and $123 million, respectively).

Net Benefit Cost (1)	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2019	2018	2019	2018
Service costs	$77	$84	$27	$31
Interest costs	124	114	25	23
Expected return on plan assets	(161)	(162)	(16)	(16)
Amortization of actuarial losses (gains)	24	48	(4)	—
Amortization of past service credits/plan amendments	(1)	—	(7)	(10)
Regulatory adjustments	2	(1)	3	6
Net benefit cost	$65	$83	$28	$34

(1)	The non-service cost components of net periodic benefit cost are included in other income, net on the consolidated statements of earnings.

The following table summarizes the accumulated amounts of net benefit cost that have not yet been recognized in earnings or comprehensive income and shows their classification on the consolidated balance sheets.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2019	2018	2019	2018
Unamortized net actuarial losses (gains)	$32	$19	$(2)	$(2)
Unamortized past service costs	1	1	7	2
Income tax recovery	(8)	(3)	(1)	(1)
Accumulated other comprehensive income (loss) (Note 21)	$25	$17	$4	$(1)

Net actuarial losses (gains)	$486	$457	$(18)	$(25)
Past service credits	(9)	(10)	(8)	(16)
Other regulatory deferrals	15	15	19	27
	$492	$462	$(7)	$(14)

Regulatory assets (Note 9)	$492	$462	$38	$23
Regulatory liabilities (Note 9)	—	—	(45)	(37)
Net regulatory assets (liabilities)	$492	$462	$(7)	$(14)

The following table summarizes the components of net benefit cost recognized in comprehensive income or as regulatory assets, which would otherwise have been recognized in comprehensive income.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2019	2018	2019	2018
Current year net actuarial losses (gains)	$11	$(3)	$—	$(2)
Past service costs (credits)/plan amendments	—	—	5	(1)
Amortization of actuarial losses (gains)	1	(1)	—	—
Foreign currency translation	1	1	—	—
Income tax (recovery) expense	(5)	2	—	—
Total recognized in comprehensive income	$8	$(1)	$5	$(3)

Current year net actuarial losses (gains)	$64	$41	$3	$(39)
Past service credits/plan amendments	—	—	—	(3)
Amortization of actuarial (losses) gains	(23)	(47)	4	—
Amortization of past service (costs) credits	(1)	1	8	11
Foreign currency translation	(10)	21	—	(3)
Regulatory adjustments	—	4	(8)	(1)
Total recognized in regulatory assets	$30	$20	$7	$(35)

Significant Assumptions	Defined Benefit Pension Plans		OPEB Plans
(weighted average %)	2019	2018	2019	2018
Discount rate during the year (1)	4.05	3.56	4.10	3.57
Discount rate as at December 31	3.20	4.07	3.25	4.13
Expected long-term rate of return on plan assets (2)	5.78	5.80	5.50	5.48
Rate of compensation increase	3.33	3.35	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.62	4.61

(1)	ITC and UNS use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.

(2)
Developed by management using best estimates of expected returns, volatilities and correlations for each class of asset. Best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.

(3)
The projected 2020 weighted average health care cost trend rate is 6.15% and is assumed to decrease over the next 12 years to the weighted average ultimate health care cost trend rate of 4.62% in 2031 and thereafter.

	Defined Benefit	OPEB
Expected Benefit Payments	Pension Payments	Payments
(year)	(in millions)	(in millions)
2020	$152	$25
2021	156	27
2022	164	29
2023	168	30
2024	175	31
2025-2029	959	174

During 2020 the Corporation expects to contribute $46 million for defined benefit pension plans and $32 million for OPEB plans.

In 2019 the Corporation expensed $39 million (2018 - $38 million) related to defined contribution pension plans.